MD&A - Capital management (Tables)	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure of reconciliation IFRS equity to Swiss SRB CET1 capital [text block]
Reconciliation of IFRS equity to Swiss SRB common equity tier 1 capital
USD million 31.12.21 31.12.20
Total IFRS equity 61,002 59,765
Equity attributable to non-controlling interests (340) (319)
Defined benefit plans, net of tax (270) (41)
Deferred tax assets recognized for tax loss carry-forwards (4,565) (5,617)
Deferred tax assets on temporary differences, excess over threshold (49) (5)
Goodwill, net of tax
1
(5,838) (6,319)
Intangible assets, net of tax (180) (296)
Compensation-related components (not recognized in net

profit)
(1,700) (1,349)
Expected losses on advanced internal ratings-based portfolio less provisions (482) (330)
Unrealized (gains) / losses from cash flow hedges, net of tax (628) (2,321)
Own credit related to gains / losses on financial liabilities measured at fair value that existed at the balance sheet date
315 382
Own credit related to gains / losses on derivative financial instruments that existed at the balance sheet date
(50) (45)
Unrealized gains related to debt instruments at fair value through

OCI, net of tax
(68) (152)
Prudential valuation adjustments (167) (150)
Accruals for dividends to shareholders (1,700) (1,314)
Capital reserve for potential share repurchases (2,000)
Other 1 0
Total common equity tier 1 capital 45,281 39,890
1 Includes goodwill

related to significant

investments in financial

institutions of USD
22

million as of 31

December 2021 (31

December 2020: USD
413

million) presented on

the balance sheet

line Investments in
associates.

UBS AG
Entity [Table]
Disclosure of reconciliation IFRS equity to Swiss SRB CET1 capital [text block]
Reconciliation of IFRS equity to Swiss SRB common equity tier 1 capital (UBS Group AG vs UBS AG consolidated)
As of 31.12.21
USD million
UBS Group AG
(consolidated)
UBS AG
(consolidated) Difference
Total IFRS equity 61,002 58,442 2,559
Equity attributable to non-controlling interests (340) (340)
Defined benefit plans, net of tax (270) (270)
Deferred tax assets recognized for tax loss carry-forwards (4,565) (4,565)
Deferred tax assets on temporary differences, excess over threshold (49) (350) 302
Goodwill, net of tax (5,838) (5,838)
Intangible assets, net of tax (180) (180)
Compensation-related components (not recognized in net

profit)
(1,700) (1,700)
Expected losses on advanced internal ratings-based portfolio less provisions (482) (482)
Unrealized (gains) / losses from cash flow hedges, net of tax (628) (628)
Own credit related to gains / losses on financial liabilities measured at fair value that existed at the balance sheet date
315 315
Own credit related to gains / losses on derivative financial instruments that existed at the balance sheet date
(50) (50)
Unrealized gains related to debt instruments at fair value through

OCI, net of tax
(68) (68)
Prudential valuation adjustments (167) (167)
Accruals for dividends to shareholders (1,700) (4,200) 2,500
Other 1 (24) 25
Total common equity tier 1 capital 45,281 41,594 3,687